UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Argonaut Capital Management Corp.

Address:  546 Fifth Avenue
          17th Floor
          New York, New York 10036

13F File Number: 028-14207

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Argonaut Capital Management Corp.
Name:        Brian Kessler
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       212-752-6988


Signature, Place and Date of Signing:

/s/ Brian Kessler                    New York, NY           August 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $1,126,108
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028- 14210               Argonaut Management, L.P.

2.       028- 14211               Argonaut Global Macro Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                             June 30, 2011


COLUMN 1                      COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                     VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MNGRS      SOLE  SHARED  NONE
ALTRIA GROUP INC             COM             02209S103        598     22,590  SH        SOLE            NONE     22,590    0     0
APPLE INC                    COM             037833100      3,344      9,961  SH        SOLE            NONE      9,961    0     0
APPLE INC                    COM             037833100        369      1,100  SH  CALL  SOLE            NONE      1,100    0     0
APPLE INC                    COM             037833100      2,692      8,019  SH        SHARED-DEFINED  1         8,019    0     0
APPLE INC                    COM             037833100        504      1,500  SH  CALL  SHARED-DEFINED  1         1,500    0     0
APPLE INC                    COM             037833100      3,055      9,100  SH  PUT   SHARED-DEFINED  1         9,100    0     0
AUTOZONE INC                 COM             053332102        733      2,485  SH        SOLE            NONE      2,485    0     0
AUTOZONE INC                 COM             053332102      1,150      3,900  SH        SHARED-DEFINED  1         3,900    0     0
BOEING CO                    COM             097023105        615      8,315  SH        SOLE            NONE      8,315    0     0
BOEING CO                    COM             097023105        959     12,965  SH        SHARED-DEFINED  1        12,965    0     0
CENTURY ALUM CO              COM             156431108        579     36,978  SH        SOLE            NONE     36,978    0     0
CENTURY ALUM CO              COM             156431108        874     55,822  SH        SHARED-DEFINED  1        55,822    0     0
CITRIX SYS INC               COM             177376100        632      7,899  SH        SOLE            NONE      7,899    0     0
CITRIX SYS INC               COM             177376100        986     12,321  SH        SHARED-DEFINED  1        12,321    0     0
COACH INC                    COM             189754104        667     10,436  SH        SOLE            NONE     10,436    0     0
COACH INC                    COM             189754104      1,033     16,164  SH        SHARED-DEFINED  1        16,164    0     0
CORE LABORATORIES N V        COM             N22717107        462      4,141  SH        SOLE            NONE      4,141    0     0
CORE LABORATORIES N V        COM             N22717107        725      6,499  SH        SHARED-DEFINED  1         6,499    0     0
DEERE & CO                   COM             244199105        889     10,780  SH        SOLE            NONE     10,780    0     0
DEERE & CO                   COM             244199105      1,393     16,890  SH        SHARED-DEFINED  1        16,890    0     0
DOW CHEM CO                  COM             260543103        601     16,698  SH        SOLE            NONE     16,698    0     0
DOW CHEM CO                  COM             260543103        931     25,862  SH        SHARED-DEFINED  1        25,862    0     0
GENERAL DYNAMICS CORP        COM             369550108        879     11,802  SH        SOLE            NONE     11,802    0     0
HELMERICH & PAYNE INC        COM             423452101      1,013     15,323  SH        SOLE            NONE     15,323    0     0
HELMERICH & PAYNE INC        COM             423452101      1,590     24,047  SH        SHARED-DEFINED  1        24,047    0     0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100        643     16,698  SH        SOLE            NONE     16,698    0     0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100        996     25,862  SH        SHARED-DEFINED  1        25,862    0     0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105        410     14,838  SH        SOLE            NONE     14,838    0     0
PHILIP MORRIS INTL INC       COM             718172109      1,508     22,590  SH        SOLE            NONE     22,590    0     0
PHILIP MORRIS INTL INC       COM             718172109      1,591     23,832  SH        SHARED-DEFINED  1        23,832    0     0
POLO RALPH LAUREN CORP       CL A            731572103      2,083     15,711  SH        SOLE            NONE     15,711    0     0
POLO RALPH LAUREN CORP       CL A            731572103      3,221     24,289  SH        SHARED-DEFINED  1        24,289    0     0
SANDRIDGE ENERGY INC         COM             80007P307      1,479    138,771  SH        SOLE            NONE    138,771    0     0
SANDRIDGE ENERGY INC         COM             80007P307      2,321    217,709  SH        SHARED-DEFINED  1       217,709    0     0
SEABRIDGE GOLD INC           COM             811916105        539     19,100  SH        SOLE            NONE     19,100    0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103     38,632    292,734  SH        SOLE            NONE    900,572    0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103    292,142  2,213,700  SH  CALL  SOLE            NONE  6,443,100    0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103     13,940    105,628  SH        SHARED-DEFINED  1       105,628    0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103     91,129    691,442  SH  CALL  SHARED-DEFINED  1       691,442    0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103     80,216    607,838  SH        SHARED-DEFINED  1,2     607,838    0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103    558,154  4,229,400  SH  CALL  SHARED-DEFINED  1,2   4,229,400    0     0
TEXTRON INC                  COM             883203101        652     27,625  SH        SOLE            NONE     27,625    0     0
TITAN INTL INC ILL           COM             88830M102      1,548     63,820  SH        SOLE            NONE     63,820    0     0
TITAN INTL INC ILL           COM             88830M102      2,398     98,864  SH        SHARED-DEFINED  1        98,864    0     0
TRANSDIGM GROUP INC          COM             893641100        569      6,236  SH        SOLE            NONE      6,236    0     0
TRANSDIGM GROUP INC          COM             893641100        887      9,724  SH        SHARED-DEFINED  1         9,724    0     0
YANDEX N V                   SHS CLASS A     N97284108      1,474     41,518  SH        SOLE            NONE     41,518    0     0
YANDEX N V                   SHS CLASS A     N97284108      2,304     64,892  SH        SHARED-DEFINED  1        64,892    0     0
                                                        1,126,108  9,324,418

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